SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Dec. 31, 2025	Dec. 31, 2024
China, Yuan Renminbi
Balance sheet, exchange rate	6.9931	7.2993
Operation and comprehensive loss and cash flows, exchange rate	7.1875	7.1957
Sweden, Kronor
Balance sheet, exchange rate	9.2227	11.0676
Operation and comprehensive loss and cash flows, exchange rate	9.8058	10.5747